Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Software services	$ 32,694	$ 32,930	$ 30,934
Maintenance and technical support	33,999	34,762	36,149
Consulting services	468,359	499,100	413,242
Total revenues	535,052	566,792	480,325
Total cost of revenues	382,065	411,437	347,331
Gross profit	152,987	155,355	132,994
Research and development expenses, net	10,328	10,090	8,995
Selling and marketing expenses	44,500	46,857	38,147
General and administrative expenses	40,811	37,552	31,222
Change in valuation of contingent consideration related to acquisitions	240	(906)	2,507
Operating income	57,108	61,762	52,123
Financial expenses	(9,227)	(4,993)	(3,802)
Financial income	4,901	1,392	113
Increase in valuation of consideration related to acquisitions	(290)	(744)	(2,817)
Group’s share of earnings (losses) of a company accounted for at equity, net	(56)
Income before taxes on income	52,436	57,417	45,617
Taxes on income	9,934	11,138	10,278
Net income	42,502	46,279	35,339
Attributable to:
Equity holders of the Company	37,031	40,470	29,767
Non-controlling interests	5,471	5,809	5,572
Net income	$ 42,502	$ 46,279	$ 35,339
Net earnings per share attributable to equity holders of the Company
Basic earnings per share (in Dollars per share)	$ 0.75	$ 0.82	$ 0.61
Software services [Member]
Revenues:
Total cost of revenues	$ 11,730	$ 10,701	$ 12,182
Maintenance and technical support [Member]
Revenues:
Total cost of revenues	3,238	3,494	4,144
Consulting services [Member]
Revenues:
Total cost of revenues	$ 367,097	$ 397,242	$ 331,005